VIA EDGAR

Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071

March 30, 2012

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re: Investment Managers Series Trust (filing relates to Aristotle/Saul Opportunity Fund)
(File Nos. 333-122901 and 811-21719)

Dear Sir or Madam:

We are attaching for filing on behalf of Investment Managers Series Trust (“Registrant”) Post-Effective Amendment No. 238 to Registrant’s Registration Statement on Form N-1A pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 246 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended), relating to Registrant’s Aristotle/Saul Opportunity Fund series (the “Fund”).

The attached Amendment is being filed for the purpose of completing non-material information contained in the prospectus and statement of additional information for the Fund and responding to comments provided by the staff of the Commission regarding Registrant’s initial filing with respect to Class I shares of the Fund. As noted on its facing page, the Amendment is being filed under paragraph (b) of Rule 485 under the 1933 Act to become effective immediately upon filing.  We have assisted in the preparation of the Amendment, and we represent that the Amendment does not contain disclosures which render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please call the undersigned at (202) 373-6556 or Michael Glazer at (213) 680-6646 with any comments or questions relating to the filing.

Sincerely,

/s/ Joshua Sterling

Joshua Sterling

Enclosures